LEASES - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 76	$ 68	$ 148	$ 141	$ 297	$ 293
Short-term lease cost	140	9	141	12	40	29
Total lease cost	216	77	289	153	337	322
Research and development
Lessee, Lease, Description [Line Items]
Total lease cost	215	75	287	148	328	293
General and administrative
Lessee, Lease, Description [Line Items]
Total lease cost	$ 1	$ 2	$ 2	$ 5
Selling General And Administrative Expenses Member
Lessee, Lease, Description [Line Items]
Total lease cost					$ 9	$ 29